Document and Entity Information Document	Nov. 20, 2019
Entity Emerging Growth Company	false
Written Communications	false
Document Period End Date	Nov. 20, 2019
Document Type	8-K
Entity Central Index Key	0001109357
Title of 12(b) Security	Common stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Tax Identification Number	23-2990190
City Area Code	(800)
Local Phone Number	483-3220
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Exelon Generation Co L L C [Member]
Entity Central Index Key	0001168165
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	300 Exelon Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
Entity File Number	333-85496
Entity Registrant Name	EXELON GENERATION COMPANY, LLC
Entity Tax Identification Number	23-3064219
City Area Code	(610)
Local Phone Number	765-5959